Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Transactions and Balances with Related Parties [Abstract]
Rent payments	$ 273	$ 475
Consulting fees	$ 1,267	625
Accrued and included trade payables		1,466
Accrued liabilities